FINANCIAL INSTRUMENTS - Level 2 financial instruments (Details) - Level 2 - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	$ 1,276.0	$ 1,572.0
Derivative financial liabilities, fair value	(344.0)	(424.0)
Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	189.0	154.0
Derivative financial liabilities, fair value	(86.0)	(61.0)
Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	2,932.0	657.0
Derivative financial assets, fair value	84.0	58.0
Derivative liability, notional amount	1,730.0	3,678.0
Derivative financial liabilities, fair value	(22.0)	(19.0)
Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,164.0	1,478.0
Derivative financial assets, fair value	14.0	38.0
Derivative liability, notional amount	2,346.0	753.0
Derivative financial liabilities, fair value	(38.0)	(6.0)
Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,632.0	1,462.0
Derivative financial assets, fair value	51.0	17.0
Derivative liability, notional amount	702.0	2,536.0
Derivative financial liabilities, fair value	(4.0)	(16.0)
Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,380.0	2,222.0
Derivative financial assets, fair value	40.0	41.0
Derivative liability, notional amount	1,206.0	2,055.0
Derivative financial liabilities, fair value	(22.0)	(20.0)
Total raw materials (base metal), freight, energy, emission rights and others
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	1,087.0	1,418.0
Derivative financial liabilities, fair value	(258.0)	(363.0)
Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	2,592.0	1,128.0
Derivative financial assets, fair value	450.0	263.0
Derivative liability, notional amount	1,640.0	316.0
Derivative financial liabilities, fair value	(180.0)	(52.0)
Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	2,239.0	1,755.0
Derivative financial assets, fair value	636.0	1,150.0
Derivative liability, notional amount	931.0	785.0
Derivative financial liabilities, fair value	(77.0)	(306.0)
Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	11.0	207.0
Derivative financial assets, fair value	1.0	5.0
Derivative liability, notional amount	11.0	197.0
Derivative financial liabilities, fair value	$ (1.0)	$ (5.0)